                            COLUMBIA THERMOSTAT FUND
           SUPPLEMENT TO CLASS A, B AND D PROSPECTUS DATED MAY 1, 2003

The Fund's Annual Fund Operating Expenses tables and footnotes on Page 12 of the Fund's prospectus are replaced in their entirety with the following:

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                 CLASS A     CLASS B    CLASS D
Management fees(4) (%)                            0.10        0.10       0.10
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25*       1.00       1.00
--------------------------------------------------------------------------------
Other expenses(5) (%)                             1.81        1.81       1.81
--------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)       2.16        2.91       2.91
--------------------------------------------------------------------------------
Expense reimbursement (%)                        -1.66       -1.66      -1.66
--------------------------------------------------------------------------------
Net expense ratio (%)                             0.50        1.25       1.25
--------------------------------------------------------------------------------
Expense ratio of Portfolio Funds (%)              0.93        0.93       0.93
--------------------------------------------------------------------------------
Net expense ratio including expenses of
  Portfolio Funds(7) (%)                          1.43        2.18       2.18
--------------------------------------------------------------------------------
Gross expense ratio including expenses of
  Portfolio Funds (%)                             3.09        3.84       3.84

  * The Fund may pay distribution and service fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services, and up to 0.25% for shareholder liason services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

(4) In addition to the management fee, the Fund pays the Adviser an administrative fee of 0.05%, which is included in "Other expenses."

(5) "Other expenses" are based on estimated amounts for the first year of operations.

(6) The Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2004. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.

(7) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.93% (representing management fees of 0.59% and other expenses of 0.34%). Such expense ratios ranged from 0.77% to 1.27%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Liberty and Columbia Funds as shown on page 4 would have been as follows:
    Liberty Acorn Fund, 10%; Liberty Acorn Twenty Fund, 7.5%; Liberty Growth Stock Fund, 12.5%; Liberty Growth & Income Fund, 12.5%; Liberty Select Value Fund, 7.5%; Liberty Federal Securities Fund, 15%; Liberty Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.

The Fund's Example Expenses on page 13 of the Fund's prospectus are replaced in their entirety with the following:

--------------------------------------------------------------------------------
EXAMPLE EXPENSES(8) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------
CLASS                                                   1 YEAR       3 YEARS
Class A:                                                 $712        $1,326
--------------------------------------------------------------------------------
Class B: did not sell your shares                        $221        $1,019
         sold all your shares at the end of the period   $721        $1,319
--------------------------------------------------------------------------------
Class D: did not sell your shares                        $319        $1,109
         sold all your shares at the end of the period   $418        $1,109

(8) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one year period reflect the contractual cap on expenses referred to in footnote (6), but this arrangement is not reflected in the example expenses for the second and third years of the three year period.

143-36/8520-0703                                                 August 1, 2003

                            COLUMBIA THERMOSTAT FUND
               SUPPLEMENT TO CLASS Z PROSPECTUS DATED MAY 1, 2003

The Fund's Annual Fund Operating Expenses tables and footnotes on Page 12 of the Fund's prospectus are replaced in their entirety with the following:

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3)(%)                                                     0.10
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                 None
--------------------------------------------------------------------------------
Other expenses(4)(%)                                                      1.66
--------------------------------------------------------------------------------
Total annual fund operating expenses(5)(%)                                1.76
--------------------------------------------------------------------------------
Expense reimbursement (%)                                                -1.51
--------------------------------------------------------------------------------
Net expense ratio (%)                                                     0.25
--------------------------------------------------------------------------------
Expense ratio of Portfolio Funds (%)                                      0.93
--------------------------------------------------------------------------------
Net expense ratio including expenses of Portfolio Funds(6)(%)             1.18
--------------------------------------------------------------------------------
Gross expense ratio including expenses of Portfolio Funds (%)             2.69

(3) In addition to the management fee, the Fund pays the Adviser an administrative fee of 0.05%, which is included in "Other expenses."

(4) "Other expenses" are based on estimated amounts for the first year of operations.

(5) The Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2004. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.

(6) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.93% (representing management fees of 0.59% and other expenses of 0.34%). Such expense ratios ranged from 0.77% to 1.27%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Liberty and Columbia Funds as shown on page 4 would have been as follows:
    Liberty Acorn Fund, 10%; Liberty Acorn Twenty, 7.5%; Liberty Growth Stock Fund, 12.5%; Liberty Growth & Income Fund, 12.5%; Liberty Select Value Fund, 7.5%; Liberty Federal Securities Fund, 15%; Liberty Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.

The Fund's Example Expenses on page 12 of the Fund's prospectus are replaced in their entirety with the following:

--------------------------------------------------------------------------------
EXAMPLE EXPENSES(7) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

             1 YEAR                         3 YEARS

              $120                           $692

(7) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one year period reflect the contractual cap on expenses referred to in footnote (5), but this arrangement is not reflected in the example expenses for the second and third years of the three year period.

143-36/8530-0703                                                 August 1, 2003